                     SEI INSTITUTIONAL INTERNATIONAL TRUST

                          EMERGING MARKETS EQUITY FUND
                           INTERNATIONAL EQUITY FUND

                   SUPPLEMENT DATED SEPTEMBER 22, 2000 TO THE
                   CLASS A PROSPECTUS DATED JANUARY 31, 2000

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The Board of Trustees of SEI Institutional International Trust (the "Trust"), including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust, have appointed The Boston Company Asset Management, ("The Boston Company"), as an additional Sub-Adviser to the Trust's Emerging Markets Equity Fund (the "Fund"). The Boston Company was approved as a Sub-Adviser at the Quarterly Meeting of the Board of Trustees held on September 18-19, 2000, and its appointment does not require shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Trust's sole initial shareholder on June 16, 1995, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating The Boston Company, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and The Boston Company. SIMC recommended the selection of The Boston Company and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of The Boston Company and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing The Boston Company, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Fund by The Boston Company; (2) the distinct investment objective and policies of the Fund; (3) the history, reputation, qualification and background of The Boston Company's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to The Boston Company, including any benefits to be received by The Boston Company or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") between SIMC (the "Adviser") and The Boston Company relating to the Fund, The Boston Company makes investment decisions for the assets of the Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Fund's investment program with respect to these assets. The Boston Company is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Funds' investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar, to the other Agreements. The Sub-Advisory Agreement will remain in effect until September 2002 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act).

In connection with the appointment of The Boston Company as Sub-Adviser to the Fund, the "Sub-Advisers" Section on page 11 of the Prospectus is amended by inserting the following disclosure relating to The Boston Company:

THE BOSTON COMPANY ASSET MANAGEMENT, LLC: D. Kirk Henry, CFA and Senior Vice President, serves as portfolio manager for a portion of the assets of the Emerging Markets Equity Fund. Since joining The Boston Company in 1994,
Mr. Henry has had primary responsibility for the firm's Emerging Markets Equity product and International Equity strategies.

The Boston Company, a limited liability company, was founded in 1970. The Boston Company is a wholly-owned subsidiary of Mellon Financial Corporation through The Boston Safe Deposit and Trust Company and The Boston Company, Inc. As of
June 30, 2000, The Boston Company had approximately $25.7 billion in assets under management.

Listed below are the names and principal occupations of the principal executive offices of The Boston Company. The principal business address of the principal executive officer and each of the directors, as it relates to their position at The Boston Company, is One Boston Place, Boston, MA 02108.

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NAME                                         TITLE
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Christopher M. Condron                       Chairman, Director
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Francis D. Antin                             President, Director, Chief Executive Officer
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Marie Stewart, CPA                           Senior Vice President, Chief of Administration
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John D. Kattar, CFA                          Senior Vice President, Director of Domestic Equity
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Sandor Cseh, CFA                             Senior Vice President, Director of International Investments
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David S. Hertan                              Senior Vice President, Director of Fixed Income Management
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Corey A. Griffin                             Senior Vice President, Director of Marketing & Client Services
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Thomas St. Jean                              Vice President, Director of Operations
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Jennifer Cassedy                             Vice President, Director of Risk Management & Compliance
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

The Adviser will pay The Boston Company a fee based on a percentage of the average monthly market value of the assets of the Fund assigned to The Boston Company.

                           --------------------------

At the same meeting, the Board of Trustees of SEI Institutional International Trust (the "Trust"), including all of the Trustees who are not "interested persons" of the Trust, voted to terminate Credit Suisse Asset Management Limited ("Credit Suisse") as a Sub-Adviser to the Trust's Emerging Markets Equity Fund (the "Fund"). The Board determined to terminate Credit Suisse because of significant changes to the Credit Suisse investment management team. This termination does not require shareholder approval.

                           --------------------------

At the same meeting, the Board of Trustees of SEI Institutional International Trust (the "Trust"), including all of the Trustees who are not "interested persons" of the Trust, voted to terminate Coronation Asset Management (Proprietary) Limited ("Coronation") as a Sub-Adviser to the Trust's Emerging Markets Equity Fund (the "Fund"). The Board determined to terminate Coronation because Coronation's expertise is concentrated in the South African market and one of the other Sub-Advisers to the Fund, Schroder Investment Management North America, can provide coverage of an expanded area, including Emerging European, Middle Eastern and African markets. This termination does not require shareholder approval.

                           --------------------------

At the same Quarterly Meeting, the Trustees appointed Martin Currie, Inc. ("Martin Currie") as an additional Sub-Adviser to the Trust's International Equity Fund (the "Fund"). Martin Currie's appointment does not require shareholder approval.

In evaluating Martin Currie, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and Martin Currie. SIMC recommended the selection of Martin Currie and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of Martin Currie and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing Martin Currie, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Fund by Martin Currie; (2) the distinct investment objective and policies of the Fund; (3) the history, reputation, qualification and background of Martin Currie's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Martin Currie, including any benefits to be received by Martin Currie or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") between SIMC (the "Adviser") and Martin Currie relating to the Fund, Martin Currie makes investment decisions for the assets of the Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Fund's investment program with respect to these assets. Martin Currie is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar, to the other Agreements. The Sub-Advisory Agreement will remain in effect until September 2002 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act).

In connection with the appointment of Martin Currie as Sub-Adviser to the Fund, the "Sub-Advisers" Section on page 11 of the Prospectus is amended by inserting the following disclosure relating to Martin Currie:

MARTIN CURRIE, INC.: Michael Thomas and Keith Donaldson serve as portfolio managers for a portion of the assets of the International Equity Fund.
Mr. Thomas joined Martin Currie in 1989, and has 26 years of investment experience. Prior to joining Martin Currie in 1997, Mr. Donaldson was the vice president and head of Japanese equity sales at Morgan Stanley from 1996 to 1997, and head of research at Salomon Brothers in Tokyo from 1990 to 1996.
Mr. Donaldson has 20 years of investment experience.

Martin Currie, a wholly-owned subsidiary of Martin Currie Ltd., was founded in 1978. As of June 30, 2000, Martin Currie had approximately $16.7 billion in total assets under management.

Listed below are the names and principal occupations of the principal executive offices of Martin Currie. The principal business address of the principal executive officer and each of the directors, as it relates to their position at Martin Currie, is Saltire Court, 20 Castle Terrace, Edinburgh, Scotland
EH1 2ES.

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NAME                                              TITLE
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Martin R. Brown                                   Director of Operations
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Charles J. P. Dawnay                              Director, Vice President
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James M. A. Fairweather                           Director, Vice President
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James K. R. Falconer                              Director, Vice President
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Timothy J. D. Hall                                Director, Vice President
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Anthony P. Hanlon                                 Director, Vice President
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Steven N. Johnson                                 Director, Vice President
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Julian M. C. Livingston                           General Counsel
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Patrick J. Scott-Plummer                          Director, President
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Michael W. Thomas                                 Director, Vice President
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James G. Wilson                                   Director, Vice President
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Colin Winchester                                  Chief Financial Officer
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Allan D. MacLeod                                  Director
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

The Adviser will pay Martin Currie a fee based on a percentage of the average monthly market value of the assets of the Fund assigned to Martin Currie.

                           --------------------------

At the same meeting, the Trustees appointed Jardine Fleming International Management, Inc. ("JFIMI") as an additional Sub-Adviser to the Trust's International Equity Fund (the "Fund"). JFIMI's appointment does not require shareholder approval.

In evaluating JFIMI, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and JFIMI. SIMC recommended the selection of JFIMI and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of JFIMI and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing JFIMI, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Fund by JFIMI; (2) the distinct investment objective and policies of the Fund; (3) the history, reputation, qualification and background of Jardine's personnel and its financial condition;
(4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to JFIMI, including any benefits to be received by JFIMI or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") between SIMC (the "Adviser") and JFIMI relating to the Fund, JFIMI makes investment decisions for the assets of the Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Fund's investment program with respect to these assets. JFIMI is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar, to the other Agreements. The Sub-Advisory Agreement will remain in effect until September 2002 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act).

In connection with the appointment of JFIMI as Sub-Adviser to the Fund, the "Sub-Advisers" Section on page 11 of the Prospectus is amended by inserting the following disclosure relating to JFIMI:

JARDINE FLEMING INTERNATIONAL MANAGEMENT, INC.: Piers Litherland serves as the portfolio manager for a portion of the assets of the International Equity Fund. Mr. Litherland has been with JFIMI for 13 years, and has over 22 years of investment experience.

JFIMI was founded in 1992 and is a wholly-owned subsidiary of Jardine Fleming Group Limited. Jardine Fleming Group Limited is a subsidiary of Robert Fleming (jointventures) (Luxenberg) S.A., which is a subsidiary of Robert Fleming (Overseas) No. 3 Ltd. Robert Fleming (Overseas) No. 3 Ltd. is a subsidiary of Copthall Overseas Limited, which is a subsidiary of Robert Fleming Holdings Ltd. JFIMI's principal address is 47/F, Jardine House, Connaugh Place, Hong Kong. As of June 30, 2000, JFIMI had approximately $267 million in assets under management.

Listed below are the names and principal occupations of the principal executive offices of JFIMI. The principal business address of the principal executive officer and each of the directors, as it relates to their position at Jardine, is 47/F, Jardine House, 1 Connaught Place, Hong Kong.

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NAME                                              TITLE
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Mark B. E. White                                  Chief Executive Officer/ President/ Director
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Andrew Douglas Eu                                 Chief Operations Officer/ Secretary
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Hugh Moss Gerald Forsgate CBE                     Director
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Michael David Testa                               Director
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

The Adviser will pay JFIMI a fee based on a percentage of the average monthly market value of the assets of the Fund assigned to Jardine.

                           --------------------------

At the same meeting, the Board of Trustees of SEI Institutional International Trust (the "Trust"), including all of the Trustees who are not "interested persons" of the Trust, voted to terminate SG Pacific Asset Management, Inc./ SGY Asset Management (Singapore) Ltd./SG Yamaichi Asset Management Co., Ltd. ("SG Pacific") as a Sub-Adviser to the Trust's International Equity Fund (the "Fund"). The Board determined to terminate SG Pacific based on a decision to replace SGY with regional specialists. This termination does not require shareholder approval.

                           --------------------------

The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE